Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets (See Note 10)		$ (124,120)	$ (131,252)	$ (60,759)
Other financial assets		(205)	(25,826)
Property, plants and equipment (See Note 17)	[1]	44,577		(49)
Total		(79,748)	(157,078)	(60,808)
Generation [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets (See Note 10)		(1,296)	(14,783)	(7,323)
Other financial assets		304	(19,388)
Property, plants and equipment (See Note 17)	[1]	(10,242)		(49)
Total		(11,234)	(34,171)	(7,372)
Distribution [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets (See Note 10)		(122,824)	(116,328)	(53,320)
Other financial assets		(509)
Property, plants and equipment (See Note 17)	[1]	54,819
Total		$ (68,514)	(116,328)	(53,320)
Other [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Financial assets (See Note 10)			(141)	(116)
Other financial assets			(6,438)
Total			$ (6,579)	$ (116)

[1]	The reversal of the impairment in the Distribution segment corresponds to the improvement in the regulatory conditions of Edesur in Argentina.